Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Increase in valuation allowance	$ 10.9	$ 6.1
Net operating loss carryforwards	83.0	54.0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Research and development tax credit carryforwards	$ 2.7	$ 2.0